WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)

                              WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)


                                    CONTENTS




     Statement of Assets, Liabilities and Members' Capital .................  1
     Statement of Operations ...............................................  2
     Statement of Changes in Members' Capital - Net Assets .................  3
     Notes to Financial Statements .........................................  4
     Schedule of Portfolio Investments ..................................... 11
     Schedule of Securities Sold, Not Yet Purchased ........................ 15
     Schedule of Written Options ........................................... 16

WYNSTONE FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002
                                                                    (UNAUDITED)
ASSETS

Investments in securities, at market (cost - $16,076)                  $ 18,228
Cash and cash equivalents                                                 6,828
Receivable for investment securities sold                                   756
Due from broker                                                             251
Dividends receivable                                                         35
Interest receivable                                                           8
Other assets                                                                  8
                                                                       --------

       TOTAL ASSETS                                                      26,114
                                                                       --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $251)             258
Outstanding options written, at value (premiums - $70)                      145
Withdrawals payable                                                       1,699
Payable for investment securities purchased                                 127
Administration fees payable                                                  22
Accrued expenses                                                            102
                                                                       --------

       TOTAL LIABILITIES                                                  2,353
                                                                       --------

             NET ASSETS                                                $ 23,761
                                                                       ========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                              $ 21,691
Net unrealized appreciation on investments                                2,070
                                                                       --------

       MEMBERS' CAPITAL - NET ASSETS                                   $ 23,761
                                                                       ========


The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2002
                                                                                   (UNAUDITED)
INVESTMENT INCOME
    Dividends                                                                            $   163
    Interest                                                                                  61
                                                                                         -------
                                                                                             224
                                                                                         -------
EXPENSES
       Administration fees                                                                   120
       Professional fees                                                                      68
       Accounting and investor servicing fees                                                 44
       Custodian fees                                                                         19
       Board of Managers' fees and expenses                                                   12
       Insurance expense                                                                       2
       Miscellaneous                                                                          22
                                                                                         -------
          TOTAL EXPENSES                                                                     287
                                                                                         -------

       NET INVESTMENT LOSS                                                                   (63)
                                                                                         -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    REALIZED GAIN ON INVESTMENTS:
       Investment securities                                                                 501
       Written options                                                                       204
       Securities sold, not yet purchased                                                    (70)
                                                                                         -------

    NET REALIZED GAIN ON INVESTMENTS                                                         635

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                     676
                                                                                         -------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                  1,311
                                                                                         -------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                $ 1,248
                                                                                         =======

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                                        JUNE 30, 2002                 DECEMBER 31, 2001
                                                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment income (loss)                                             $    (63)                     $     60
    Net realized gain on investments                                              635                         3,238
    Net change in unrealized appreciation on investments                          676                        (1,780)
                                                                             --------                      --------

       INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                                          1,248                         1,518

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                                       2,429                         6,621
    Capital withdrawals                                                        (2,003)                       (3,911)
                                                                             --------                      --------

       INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                                     426                         2,710

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                 22,087                        17,859
                                                                             --------                      --------

       MEMBERS' CAPITAL AT END OF PERIOD                                     $ 23,761                      $ 22,087
                                                                             ========                      ========

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Wynstone Fund, L.L.C. (the "Company") was organized as Wynstone Partners, L.P. (the "Partnership") under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. Effective July 1, 1999 the Limited Partners of record as of May 12, 1999 elected to approve the conversion of the Partnership to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as amended (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of July 1, 1999. The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market generally, the Company will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Company's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an "Adviser." CIBC
         Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability Company serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser, and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM will manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of the valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         B.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2002, $6,841,440 in cash equivalents was held at PNC Bank.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide's "Audits of Investments Companies" effective for 2001, the Company reclassified $63,037 and $634,565 from net investment loss and net realized gain on investments, respectively, to net capital contributions for the six months ended June 30, 3002 This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2002, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Company. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $9,283 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the six months ended June 30, 2002, there was an Incentive Allocation credited to the Special Advisory Account in the amount of $17,512.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. One Manager is an "interested person" of the Company as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2002, fees paid to the Board of Managers (including meeting fees and the annual retainer) and expenses totaled $19,200.

         PFPC Trust Company, (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and   in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2002, amounted to $11,284,715, and $4,656,064, respectively.

         At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation on investments was $2,069,709, consisting of $2,497,956 gross unrealized appreciation and $428,247 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2002, the Company had no outstanding margin borrowings.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transaction in forward contacts during the six months ended June 30, 2002.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         For the period ended June 30, 2002, there were no purchased option transactions.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the six months ended June 30, 2002, transactions in written options were as follows:

                                                  CALL OPTIONS                        PUT OPTIONS
                                         -----------------------------      ----------------------------
                                            NUMBER            AMOUNT           NUMBER           AMOUNT
                                         OF CONTRACTS       OF PREMIUM      OF CONTRACTS      OF PREMIUM
                                         ------------       ----------      ------------      ----------
         Beginning balance                       192       $   77,251               131      $   29,946
         Options written                         263           76,024               752         200,897
         Options closed                         (413)        (144,101)             (189)        (53,227)
         Options expired                        (  4)        (  2,828)             (465)       (114,008)
                                         ------------      -----------      ------------     ----------
         Options outstanding at
              June 30, 2002                       38       $    6,346               229      $   63,608
                                         ============      ===========      ============     ==========

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:


                                                                                                                     NOVEMBER 16,
                                                                                                                         1998
                                         SIX MONTHS                                                                (COMMENCEMENT OF
                                            ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED       OPERATIONS) TO
                                        JUNE 30, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000   DECEMBER 31, 1999  DECEMBER 31, 1998
                                        -------------   -----------------   -----------------   -----------------  -----------------

     Net assets, end of period (000)       $23,761           $22,087             $17,859             $12,362           $10,748
     Ratio of net investment income
          (loss) to average net assets      (0.53%)*            0.27%              (0.52%)             (1.73%)           (8.39%)*
     Ratio of  expenses to average
          net assets                         2.43%*            2.48%               3.11%               3.86%            13.39%*
     Portfolio turnover                     34.57%           122.19%             136.99%             201.05%            10.75%
     Total return**                          4.44%             5.72%              29.04%              (5.58%)           (1.40%)


      *    Annualized.
     ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                    JUNE 30, 2002
     SHARES                                                                                          MARKET VALUE
                 COMMON STOCK - 75.71%
                    COMMERCIAL BANKS - CENTRAL U.S. - 8.12%
      15,301         Charter One Financial, Inc.                                                    $    526,048
       6,300         Cullen/Frost Bankers, Inc.                                                          226,485
       9,400         First Midwest Bancorp, Inc.                                                         261,132
       9,300         FirstMerit Corp.                                                                    256,494
       4,700         Midwest Banc Holdings, Inc.                                                         140,483
      11,200         Prosperity Bancshares, Inc.                                                         207,200
       2,600         TCF Financial Corp.                                                                 127,660
       3,800         Texas Regional Bancshares, Inc., Class A                                            184,908
                                                                                                    ---------------
                                                                                                       1,930,410
                                                                                                    ---------------

                    COMMERCIAL BANKS - EASTERN U.S. - 5.07%
      17,800         Banknorth Group, Inc.                                                               463,156
       7,309         M&T Bank Corp.                                                                      626,831
       2,800         Mercantile Bankshares Corp.                                                         114,884
                                                                                                    ---------------
                                                                                                       1,204,871
                                                                                                    ---------------

                    COMMERCIAL BANKS - SOUTHERN U.S. - 12.79%
      11,600         AmSouth Bancorp.                                                                    259,608
      24,500         Compass Bancshares, Inc.                                                            823,200
       6,900         First Tennesse National Corp.                                                       264,270
      25,500         Hibernia Corp., Class A                                                             504,645
      33,500         National Commerce Financial Corp.                                                   881,050
       9,800         SouthTrust Corp.                                                                    255,976
       1,686         United Bankshares, Inc.                                                              49,535
                                                                                                    ---------------
                                                                                                       3,038,284
                                                                                                    ---------------

                    COMMERCIAL BANKS - WESTERN U.S. - 5.38%
       8,100         City National Corp.                                                                 435,375
       8,250         CVB Financial Corp.                                                                 187,358
       7,580         Umpqua Holdings Corp.                                                               140,078
       9,900         Zions Bancorp.                                                                      515,790
                                                                                                    ---------------
                                                                                                       1,278,601
                                                                                                    ---------------

                    DIVERSIFIED FINANCIAL SERVICES - 1.57%
       9,627         Citigroup, Inc.                                                                     373,046
                                                                                                    ---------------

The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                    JUNE 30, 2002
     SHARES                                                                                          MARKET VALUE
                 COMMON STOCK - (CONTINUED)
                    FIDUCIARY BANKS - 1.93%
      10,900         Mellon Financial Corp.                                                         $    342,587
       3,800         Wilmington Trust Corp.                                                              115,900
                                                                                                    ---------------
                                                                                                         458,487
                                                                                                    ---------------

                    FINANCE - CREDIT CARD - 0.54%
       2,100         Capital One Financial Corp.                                                         128,205
                                                                                                    ---------------

                    FINANCE - INVESTMENT BANKER/BROKER - 0.49%
       1,600         Goldman Sachs Group, Inc. (The)                                                     117,360
                                                                                                    ---------------

                    INSURANCE BROKERS - 3.27%
      23,600         Willis Group Holdings, Ltd.                                             (a)         776,676
                                                                                                    ---------------

                    INVESTMENT MANAGEMENT/ADVISORY SERVICES - 2.37%
       2,600         Alliance Capital Management Holding, L.P.                                            89,050
      13,700         Federated Investors, Inc., Class B                                                  473,609
                                                                                                    ---------------
                                                                                                         562,659
                                                                                                    ---------------

                    LIFE/HEALTH INSURANCE - 3.18%
      13,600         John Hancock Financial Services, Inc.                                               478,720
       8,700         Principal Financial Group, Inc.*                                                    269,700
         200         Reinsurance Group of America, Inc.                                                    6,164
                                                                                                    ---------------
                                                                                                         754,584
                                                                                                    ---------------

                    MULTI - LINE INSURANCE - 0.51%
       3,300         Allstate Corp. (The)                                                                122,034
                                                                                                    ---------------

                    PROPERTY/CASUALTY INSURANCE - 1.50%
      13,500         Travelers Property Casualty Corp., Class A                                          238,950
         370         White Mountains Insurance Group Ltd.                                                117,105
                                                                                                    ---------------
                                                                                                         356,055
                                                                                                    ---------------

                    REINSURANCE - 0.99%
       4,200         Everest Re Group, Ltd.                                                              234,990
                                                                                                    ---------------

The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                    JUNE 30, 2002
     SHARES                                                                                          MARKET VALUE
                 COMMON STOCK - (CONTINUED)
                    REITS - MORTGAGES - 2.93%
      32,600         America First Mortgage Investments, Inc.                                       $    321,110
      19,255         Annaly Mortgage Management, Inc.                                                    373,547
                                                                                                    ---------------
                                                                                                         694,657
                                                                                                    ---------------

                    S&L/THRIFTS - EASTERN U.S. - 5.34%
      15,500         Astoria Financial Corp.*                                                (a)         496,775
      18,800         New York Community Bancorp, Inc.                                                    501,584
      18,100         Sovereign Bancorp, Inc.                                                             270,595
                                                                                                    ---------------
                                                                                                       1,268,954
                                                                                                    ---------------

                    S&L/THRIFTS - WESTERN U.S. - 2.12%
       8,000         Golden State Bancorp, Inc.                                                          290,000
       3,100         Golden West Financial Corp.                                                         213,218
                                                                                                    ---------------
                                                                                                         503,218
                                                                                                    ---------------

                    SUPER - REGIONAL BANKS - U.S. - 17.61%
       6,500         Bank One Corp.                                                                      250,120
       3,700         Bank of America Corp.                                                               260,332
       4,100         Comerica, Inc.                                                                      251,740
       9,300         KeyCorp                                                                             253,890
       8,300         National City Corp.                                                                 275,975
      18,570         PNC Financial Services Group                                                        970,840
      10,054         SunTrust Banks, Inc.                                                                680,857
      26,180         U.S. Bancorp                                                                        611,303
       6,800         Wachovia Corp.                                                                      259,624
       7,400         Wells Fargo & Co.                                                                   370,444
                                                                                                    ---------------
                                                                                                       4,185,125
                                                                                                    ---------------

                     TOTAL COMMON STOCK (COST $15,836,209)                                            17,988,216
                                                                                                    ===============

The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                    JUNE 30, 2002
     SHARES                                                                                          MARKET VALUE
                 PRIVATE PLACEMENTS - 1.01%
                    POOLED HYBRID SECURITY
     240,000         Preferred Term Securities V, Ltd.                                              $    240,000
                                                                                                    ---------------

                     TOTAL PRIVATE PLACEMENTS (COST $240,000)                                            240,000
                                                                                                    ===============

                     TOTAL INVESTMENTS (COST $16,076,209) - 76.72%                                    18,228,216
                                                                                                    ---------------

                     OTHER ASSETS LESS LIABILITIES - 23.28%**                                          5,532,300
                                                                                                    ---------------

                     NET ASSETS - 100.00%                                                           $ 23,760,516
                                                                                                    ===============


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
*   Non-income producing security.
** Includes $6,841,440 invested in a PNC Bank Money Market Account, which is 28.79% of net assets.


The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                    JUNE 30, 2002
     SHARES                                                                                          MARKET VALUE
                 SECURITIES SOLD, NOT YET PURCHASED  - (1.09%)
                 COMMERCIAL BANKS - SOUTHERN U.S. - (0.54%)
       2,400         First Virginia Banks, Inc.                                                     $   (128,544)
                                                                                                    ---------------

                    S&L/THRIFTS - CENTRAL U.S. - (0.55%)
       4,500         Commercial Federal Corp.                                                           (130,050)
                                                                                                    ---------------


                       TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $251,397)                 $   (258,594)
                                                                                                    ===============


The accompanying notes are an integral part of these financial statements.

 WYNSTONE FUND, L.L.C.

 SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                                                                                    JUNE 30, 2002
   NUMBER OF                                                                                         MARKET VALUE
   CONTRACTS
                 WRITTEN CALL OPTIONS - (0.02%)
                    COMMERCIAL BANKS-CENTRAL US - (0.02% )
          38         Charter One Financial, Inc., 8/17/02, $35.00                                   $     (3,610)
                                                                                                    ---------------


                    TOTAL WRITTEN CALL OPTIONS (PREMIUMS $6,346)                                          (3,610)
                                                                                                    ===============

                 WRITTEN PUT OPTIONS - (0.59%)
                    FINANCE-INVESTMENT BANKER/BROKER - (0.01%)
          18         Goldman Sachs Group, Inc. (The), 7/20/02, $70.00                                     (2,430)
                                                                                                    ---------------

                    INSURANCE BROKERS - (0.00%)
          15         Willis Group Holdings, Ltd., 07/20/02, $25.00                                          (375)
                                                                                                    ---------------

                    REINSURANCE - (0.35%)
          40         Everest Re Group, Ltd., 07/20/02, $65.00                                            (37,200)
          32         Everest Re Group, Ltd., 07/20/02, $70.00                                            (46,080)
                                                                                                    ---------------
                                                                                                         (83,280)
                                                                                                    ---------------

                    SUPER-REGIONAL BANKS - U.S. - (0.23%)
          35         Bank of America Corp., 08/17/02, $75.00                                             (20,650)
          41         Comerica, Inc., 07/20/02, $65.00                                                    (15,990)
          48         PNC Financial Services Group, 08/17/02, $55.00                                      (18,720)
                                                                                                    ---------------
                                                                                                         (55,360)
                                                                                                    ---------------

                    TOTAL WRITTEN PUT OPTIONS (PREMIUMS $63,608)                                        (141,445)
                                                                                                    ===============

                    TOTAL WRITTEN OPTIONS (PREMIUMS $69,954)                                        $   (145,055)
                                                                                                    ===============


The accompanying notes are an integral part of these financial statements.
                                     - 16 -